Inventories - Allowance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in allowances
As of January 1	€ 2,242
As of December 31	2,392	€ 2,242
Accumulated impairment
Movements in allowances
As of January 1	480	505	€ 521
Charged to income statement	49	71	83
Deductions	(71)	(96)	(99)
As of December 31	€ 458	€ 480	€ 505